Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	PSQ Holdings, Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	The Company is filing this Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) to (i) update the contents of the prospectus contained in the Registration Statement on Form S-1 (No. 333-273830) (as amended, the “Initial Registration Statement”) pursuant to Section 10(a)(3) of the Securities Act in respect of the continuous offering pursuant to Rule 415 of the securities registered hereby, and (ii) incorporate by reference the Registrant’s reports filed by the Registrant pursuant to the Securities and Exchange Act of 1934, as amended (the “Exchange Act Reports”).No additional securities are being registered on this Post-Effective Amendment. All applicable registration fees have been paid.
Entity Central Index Key	0001847064
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE